Equity - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023	Oct. 19, 2023
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 29		$ 28
Bank of the West [member]
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 29		$ 28
Class B Series 44 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term	5 years
Number of shares tendered	93,870
Number of shares required for conversion	1,000,000
Dividend rate adjustment percentage	6.816%
Class B Series 45 Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued				0
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	4,057,988	2,676,317